SUBSEQUENT EVENTS (Details Narrative) - USD ($)							1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 21, 2025	Apr. 22, 2025	Apr. 21, 2025	Jan. 08, 2025	Dec. 16, 2024	Aug. 13, 2024	Jul. 31, 2023	May 31, 2022	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 01, 2025	Feb. 28, 2025	Jan. 31, 2025
Subsequent Event [Line Items]
Shares issued							18,000
Warrant to purchase number of share								4,800			59,182
Exercised warrants for cash proceeds								$ 9,600
Original issue discount											$ 0	$ 0
Convertible debt										$ 2,500,000			$ 145,992
PIPE Convertible Notes [Member]
Subsequent Event [Line Items]
Shares issued						3,812
Original issue discount					$ 210,000					$ 280,000	$ 1,005,000
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued		1,885
Common Class A [Member]
Subsequent Event [Line Items]
Shares issued			84,662						31,160		14,461
Shares issued price per share									$ 50.00	$ 50.00
Common Class A [Member] | PIPE Convertible Notes [Member]
Subsequent Event [Line Items]
Shares issued									111,148		275,743
Common Class A [Member] | Minimum [Member]
Subsequent Event [Line Items]
Shares issued price per share											$ 26.00
Common Class A [Member] | Minimum [Member] | PIPE Convertible Notes [Member]
Subsequent Event [Line Items]
Shares issued price per share									$ 8.80	8.80	27.50
Common Class A [Member] | Maximum [Member]
Subsequent Event [Line Items]
Shares issued price per share											49.00
Common Class A [Member] | Maximum [Member] | PIPE Convertible Notes [Member]
Subsequent Event [Line Items]
Shares issued price per share									$ 12.17	$ 12.17	$ 1.50
Subsequent Event [Member] | PIPE Convertible Notes [Member]
Subsequent Event [Line Items]
Principal amount				$ 2,800,000
Original issue discount				280,000
Convertible debt				$ 2,520,000
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued	3,938
Warrant to purchase number of share	5,555
Exercised warrants for cash proceeds	$ 5,000,000.0
Subsequent Event [Member] | Series A Preferred Warran [Member]
Subsequent Event [Line Items]
Warrant to purchase number of share	18,333
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares issued														373,308
Subsequent Event [Member] | Common Class A [Member] | PIPE Convertible Notes [Member]
Subsequent Event [Line Items]
Shares issued															21,765	53,457
Subsequent Event [Member] | Common Class A [Member] | Minimum [Member]
Subsequent Event [Line Items]
Shares issued price per share														$ 4.13
Subsequent Event [Member] | Common Class A [Member] | Minimum [Member] | PIPE Convertible Notes [Member]
Subsequent Event [Line Items]
Shares issued price per share																$ 19.80
Subsequent Event [Member] | Common Class A [Member] | Maximum [Member]
Subsequent Event [Line Items]
Shares issued price per share														$ 6.31
Subsequent Event [Member] | Common Class A [Member] | Maximum [Member] | PIPE Convertible Notes [Member]
Subsequent Event [Line Items]
Shares issued price per share															$ 25.00	$ 125.00
Subsequent Event [Member] | Exchange Agreement [Member] | PIPE Convertible Notes [Member]
Subsequent Event [Line Items]
Principal amount	$ 3,938,311